Investment Securities (Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities) (Detail) (Equity Securities, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 3,079	¥ 3,422
Gross unrealized gains	2,377	2,248
Gross unrealized losses	1	191
Fair value	¥ 5,455	¥ 5,479